UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   March 31, 2004
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   150 California Street, 5th Floor
           -------------------------------------
           San Francisco, CA 94111
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell        San Francisco, CA      05/14/2004
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           77
Total:
                                      --------------

Form 13F Information Table value     $   677,474
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 3/31/2004

--------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5
--------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE     SHS OR   SH/  PUT/
NAME OF ISSUER                  CLASS              (x$1000)   PRN AMT  PRN  CALL
--------------------------------------------------------------------------------

1-800-FLOWERS.COMCMN CLASS A   COMMON  68243q106     3,805    398,400   SH
ACME COMMUNICATIONS INCCMN     COMMON  004631107    13,622  1,715,600   SH
ACTUATE CORPORATIONCOMMON STOC COMMON  00508b102     8,528  2,640,400   SH
AGILE SOFTWARE CORPORATIONCMN  COMMON  00846x105     3,837    438,500   SH
ALDERWOODS GROUP INCCMN        COMMON  014383103     9,539    918,982   SH
ALDILA INCCMN                  COMMON  014384200     2,835    500,000   SH
ANALYTICAL SURVEYS INCCMN      COMMON  032683401       564    201,458   SH
ANGELICA CORP.CMN              COMMON  034663104     6,773    296,659   SH
BOSTON COMMUNICATIONS GROUPCMN COMMON  100582105     3,839    324,000   SH
CALLIDUS SOFTWARE INCCMN       COMMON  13123e500       851    100,000   SH
CAPTARIS INCCMN                COMMON  14071n104    10,497  1,908,538   SH
CARRIZO OIL & GAS INCCMN       COMMON  144577103     2,957    407,874   SH
COMFORT SYSTEMS USA INCCOMMON  COMMON  199908104     3,837    531,500   SH
CONCORD CAMERA CORPCMN         COMMON  206156101    10,608  1,689,138   SH
CONRAD INDUSTRIES INCCMN       COMMON  208305102     1,274    566,200   SH
COVAD COMMUNICATIONS GROUPCOMM COMMON  222814204     5,166  2,050,000   SH
DATASTREAM SYSTEMS INCCMN      COMMON  238124101     8,483  1,184,792   SH
DOUBLECLICK, INC.COMMON STOCK  COMMON  258609304    17,550  1,560,000   SH
DYNAMEX INCCMN                 COMMON  26784f103    11,546    820,000   SH
EARTHLINK, INC.CMN             COMMON  270321102    15,974  1,800,858   SH
EMCORE CORPORATIONCMN          COMMON  290846104       306     75,237   SH
FREEMARKETS, INC.CMN           COMMON  356602102    12,822  1,558,011   SH
FUNDTECH LTDCMN                COMMON  m47095100    16,256  2,211,642   SH
GENERAL CABLE CORPCMN          COMMON  369300108    23,837  3,229,900   SH
GLOBAL POWER EQUIPMENT INCCMN  COMMON  37941p108    36,372  4,319,700   SH
HANOVER COMPRESSOR COMPANYCOMM COMMON  410768105       870     71,925   SH
ICO INC DEP SHS REPSTG 1/4PFD  COMMON  449293307     1,443     87,490   SH
INPUT/OUTPUT INCCMN            COMMON  457652105    12,865  1,660,000   SH
INTERTAPE POLYMER GROUP INCCMN COMMON  460919103    10,550  1,076,500   SH
INTERWOVEN INCCMN              COMMON  46114t508    10,814  1,084,669   SH
JOY GLOBAL INCCMN              COMMON  481165108     4,434    158,069   SH
KANA SOFTWARE, INC.CMN         COMMON  483600300     4,569  1,013,131   SH
KEY ENERGY SERVICES INCCMN     COMMON  492914106    19,855  1,805,000   SH
KEYNOTE SYSTEMS INCCMN         COMMON  493308100    11,420    884,560   SH
LIONORE MINING INTL LTDCMN     COMMON  535913107       713    150,000   SH
MAGNUM HUNTER RESOURCES INC.CM COMMON  55972f203    16,934  1,670,000   SH
MEDSOURCE TECHNOLOGIES, INC.CM COMMON  58505y103     7,637  1,290,000   SH
MIPS TECHNOLOGIES INCCMN       COMMON  604567107    12,599  2,191,100   SH
NATCO GROUP INCCMN CLASS A     COMMON  63227w203     5,869    806,234   SH
NATIONAL PROCESSING INCCMN     COMMON  637229105     7,423    390,700   SH
NATIONAL RESEARCH CORPCMN      COMMON  637372103    10,006    604,600   SH
NUTRACEUTICAL INTL CORPCMN     COMMON  67060y101    11,902    550,000   SH
NVE CORPCMN                    COMMON  629445206       540     11,326   SH
NYFIX INCCMN                   COMMON  670712108     2,048    396,912   SH
ON-ASSIGNMENT INCCMN           COMMON  682159108     3,571    638,800   SH
OPINION RESEARCH CORPCMN       COMMON  683755102     3,346    537,899   SH
ORTHODONTIC CTRS AMER INCCMN   COMMON  68750p103     7,900  1,000,000   SH
PACIFIC INTERNET LTDCMN        COMMON  y66183107     2,033    180,000   SH
PARAMETRIC TECHNOLOGY CORPCMN  COMMON  699173100    15,078  3,335,920   SH
PAYLESS SHOESOURCE INCCMN      COMMON  704379106     9,772    700,000   SH
PC-TEL INCCMN                  COMMON  69325q105    11,634  1,126,200   SH
PEGASUS SOLUTIONS INCCMN       COMMON  705906105     3,121    267,213   SH
PINNACLE SYSTEMS INCCMN        COMMON  723481107    12,190  1,358,994   SH
PIONEER COMPANIES INCCMN       COMMON  723643300     8,829  1,667,491   SH
PRG-SCHULTZ INTERNATIONAL INCC COMMON  69357c107    15,295  3,500,000   SH
PRICELINE COM INCCMN           COMMON  741503403    14,558    540,000   SH
PRIDE INTERNATIONAL INCCMN     COMMON  74153q102     8,075    473,355   SH
PTEK HOLDINGS INCCMN           COMMON  69366m104    10,660  1,160,000   SH
QRS CORPCMN                    COMMON  74726x105     4,374    776,900   SH
QUANTUM CORPORATIONDLT & STORA COMMON  747906204     8,519  2,302,409   SH
RADCOM LTDCMN                  COMMON  m81865103     3,310  1,935,540   SH
RANGE RESOURCES CORPORATIONCMN COMMON  75281a109    39,915  3,290,605   SH
SBS TECHNOLOGIES INCCMN        COMMON  78387p103     5,983    387,000   SH
SOMERA COMMUNICATIONS INCCMN   COMMON  834458101     1,620  1,052,061   SH
SONICWALL INCCMN               COMMON  835470105    11,513  1,276,400   SH
SOUTHWESTERN ENERGY CO.CMN     COMMON  845467109    10,117    419,446   SH
SPECTRALINK CORPCMN            COMMON  847580107    13,000    762,009   SH
SPECTRUM CONTROL INCCMN        COMMON  847615101     8,934  1,111,156   SH
STANDARD REGISTER COCMN        COMMON  853887107     8,496    530,000   SH
SUNTERRA CORPCMN               COMMON  86787d208    10,358    765,000   SH
SUPERIOR ESSEX INCCMN          COMMON  86815v105     7,714    580,000   SH
TECHNITROL INCCMN              COMMON  878555101       438     23,300   SH
TORTOISE ENERGY INFRASTRUCTURE COMMON  89147l100     3,006    120,000   SH
U S PHYSICAL THERAPY INCCMN    COMMON  90337l108     3,801    275,400   SH
USEC INCCMN                    COMMON  90333e108     8,450  1,000,000   SH
WEBMETHODS INCCMN              COMMON  94768c108    14,040  1,500,000   SH
EMCORE CORPORATION5.00000000 0 CV      290846ac8     3,657  3,849,000   SH


CANNELL CAPITAL LLC
Managed Assets as of
3/31/2004

--------------------------------------------------------------------------------
COLUMN 1                      COLUMN 6   COLUMN 7               COLUMN 8
--------------------------------------------------------------------------------
                             INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               DISCRETION   MGRS     SOLE        SHARED     NONE
--------------------------------------------------------------------------------
                                               # OF EACH TYPE
1-800-FLOWERS.COMCMN CLASS A    SOLE              361,800      36,600
ACME COMMUNICATIONS INCCMN      SOLE            1,558,400     157,200
ACTUATE CORPORATIONCOMMON STOC  SOLE            2,401,200     239,200
AGILE SOFTWARE CORPORATIONCMN   SOLE              398,700      39,800
ALDERWOODS GROUP INCCMN         SOLE              833,482      85,500
ALDILA INCCMN                   SOLE              439,734      60,266
ANALYTICAL SURVEYS INCCMN       SOLE              201,458           -
ANGELICA CORP.CMN               SOLE              269,359      27,300
BOSTON COMMUNICATIONS GROUPCMN  SOLE              293,900      30,100
CALLIDUS SOFTWARE INCCMN        SOLE               90,900       9,100
CAPTARIS INCCMN                 SOLE            1,736,638     171,900
CARRIZO OIL & GAS INCCMN        SOLE              370,874      37,000
COMFORT SYSTEMS USA INCCOMMON   SOLE              479,300      52,200
CONCORD CAMERA CORPCMN          SOLE            1,530,238     158,900
CONRAD INDUSTRIES INCCMN        SOLE              491,698      74,502
COVAD COMMUNICATIONS GROUPCOMM  SOLE            1,864,400     185,600
DATASTREAM SYSTEMS INCCMN       SOLE            1,073,392     111,400
DOUBLECLICK, INC.COMMON STOCK   SOLE            1,413,300     146,700
DYNAMEX INCCMN                  SOLE              746,000      74,000
EARTHLINK, INC.CMN              SOLE            1,638,758     162,100
EMCORE CORPORATIONCMN           SOLE               68,125       7,112
FREEMARKETS, INC.CMN            SOLE            1,415,811     142,200
FUNDTECH LTDCMN                 SOLE            2,011,142     200,500
GENERAL CABLE CORPCMN           SOLE            2,940,300     289,600
GLOBAL POWER EQUIPMENT INCCMN   SOLE            3,928,700     391,000
HANOVER COMPRESSOR COMPANYCOMM  SOLE               65,325       6,600
ICO INC DEP SHS REPSTG 1/4PFD   SOLE               85,190       2,300
INPUT/OUTPUT INCCMN             SOLE            1,509,600     150,400
INTERTAPE POLYMER GROUP INCCMN  SOLE              978,782      97,718
INTERWOVEN INCCMN               SOLE              987,119      97,550
JOY GLOBAL INCCMN               SOLE              143,469      14,600
KANA SOFTWARE, INC.CMN          SOLE              911,031     102,100
KEY ENERGY SERVICES INCCMN      SOLE            1,639,900     165,100
KEYNOTE SYSTEMS INCCMN          SOLE              804,960      79,600
LIONORE MINING INTL LTDCMN      SOLE              136,600      13,400
MAGNUM HUNTER RESOURCES INC.CM  SOLE            1,519,900     150,100
MEDSOURCE TECHNOLOGIES, INC.CM  SOLE            1,168,700     121,300
MIPS TECHNOLOGIES INCCMN        SOLE            1,989,700     201,400
NATCO GROUP INCCMN CLASS A      SOLE              733,434      72,800
NATIONAL PROCESSING INCCMN      SOLE              354,900      35,800
NATIONAL RESEARCH CORPCMN       SOLE              561,940      42,660
NUTRACEUTICAL INTL CORPCMN      SOLE              499,500      50,500
NVE CORPCMN                     SOLE               10,226       1,100
NYFIX INCCMN                    SOLE              361,112      35,800
ON-ASSIGNMENT INCCMN            SOLE              582,000      56,800
OPINION RESEARCH CORPCMN        SOLE              447,017      90,882
ORTHODONTIC CTRS AMER INCCMN    SOLE              907,400      92,600
PACIFIC INTERNET LTDCMN         SOLE              163,700      16,300
PARAMETRIC TECHNOLOGY CORPCMN   SOLE            3,008,120     327,800
PAYLESS SHOESOURCE INCCMN       SOLE              634,400      65,600
PC-TEL INCCMN                   SOLE            1,023,240     102,960
PEGASUS SOLUTIONS INCCMN        SOLE              242,613      24,600
PINNACLE SYSTEMS INCCMN         SOLE            1,234,494     124,500
PIONEER COMPANIES INCCMN        SOLE            1,516,691     150,800
PRG-SCHULTZ INTERNATIONAL INCC  SOLE            3,181,300     318,700
PRICELINE COM INCCMN            SOLE              490,400      49,600
PRIDE INTERNATIONAL INCCMN      SOLE              429,873      43,482
PTEK HOLDINGS INCCMN            SOLE            1,055,800     104,200
QRS CORPCMN                     SOLE              703,100      73,800
QUANTUM CORPORATIONDLT & STORA  SOLE            2,092,709     209,700
RADCOM LTDCMN                   SOLE            1,728,740     206,800
RANGE RESOURCES CORPORATIONCMN  SOLE            2,871,956     418,649
SBS TECHNOLOGIES INCCMN         SOLE              352,000      35,000
SOMERA COMMUNICATIONS INCCMN    SOLE              954,261      97,800
SONICWALL INCCMN                SOLE            1,158,700     117,700
SOUTHWESTERN ENERGY CO.CMN      SOLE              380,246      39,200
SPECTRALINK CORPCMN             SOLE              691,051      70,958
SPECTRUM CONTROL INCCMN         SOLE              974,856     136,300
STANDARD REGISTER COCMN         SOLE              478,700      51,300
SUNTERRA CORPCMN                SOLE              694,800      70,200
SUPERIOR ESSEX INCCMN           SOLE              527,800      52,200
TECHNITROL INCCMN               SOLE               21,100       2,200
TORTOISE ENERGY INFRASTRUCTURE  SOLE              120,000           -
U S PHYSICAL THERAPY INCCMN     SOLE              250,510      24,890
USEC INCCMN                     SOLE              909,600      90,400
WEBMETHODS INCCMN               SOLE            1,360,200     139,800
EMCORE CORPORATION5.00000000 0  SOLE            3,487,000     362,000